Income Tax: (Details Text) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Income Tax Details Textabstract [Abstract]
Income tax expense recorded by the Company	$ 0.2	$ 46.7